DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Municipal Infrastructure Revenue Bond ETF

February 29, 2024 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.6%
Arizona - 2.8%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue, Series A, 5.00%, 7/1/43	$500,000	$537,390
City of Phoenix Civic Improvement Corp., Intergovernmental, Series A, 5.00%, 7/1/45	705,000	774,198
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/47	500,000	536,192
Series A, 3.00%, 1/1/49	65,000	51,693
Series B, 5.25%, 1/1/53	1,450,000	1,622,855

(Cost $3,606,767)		3,522,328

California - 16.4%
Bay Area Toll Authority, Highway Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54	535,000	405,877
Series F-2, 2.60%, 4/1/56	160,000	107,501
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/36	35,000	39,649
5.00%, 5/15/37	45,000	50,608
Series A, 5.00%, 5/15/38	300,000	336,079
5.00%, 5/15/39	40,000	44,664
5.00%, 5/15/40	55,000	61,088
Series D, AMT, 5.00%, 5/15/43	125,000	130,591
Series A, AMT, 4.00%, 5/15/44	400,000	390,396
Series E, 5.00%, 5/15/44	25,000	27,019
Series F, AMT, 5.00%, 5/15/44	200,000	208,558
Series B, 5.00%, 5/15/45	260,000	290,117
Series C, AMT, 5.00%, 5/15/45	50,000	52,702
Series A, AMT, 5.00%, 5/15/46	600,000	632,569
Series B, 5.00%, 5/15/48	250,000	275,257
Series E, 5.00%, 5/15/48	20,000	21,507
Series F, AMT, 3.00%, 5/15/49	330,000	250,399
Series F, AMT, 4.00%, 5/15/49	200,000	190,259
Series D, AMT, 5.00%, 5/15/49	100,000	102,777
Series C, AMT, 4.00%, 5/15/50	500,000	473,012
Series A, AMT, 5.00%, 5/15/51	135,000	141,303
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax, Series A, 5.00%, 6/1/48	25,000	26,061
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 3.00%, 11/1/50	340,000	275,165
Series C, 4.00%, 11/1/50	600,000	600,604
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Sales Tax Revenue, Series A, 4.00%, 6/1/39	40,000	42,225
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/40	260,000	291,035
Series D, 5.00%, 7/1/44	125,000	136,079
Series A, 5.00%, 7/1/45	60,000	64,719
Series C, 5.00%, 7/1/49	635,000	684,439
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/41	270,000	301,117
Series A, 5.00%, 7/1/50	210,000	229,133
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	45,000	49,561
Series B, 5.00%, 7/1/48	500,000	549,469
Series A, 5.00%, 7/1/51	1,000,000	1,099,559
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/39	25,000	28,271
Series C, 5.00%, 7/1/40	100,000	112,428
Series A, 5.00%, 10/1/45	225,000	247,026
Riverside County Transportation Commission, Highway Revenue Tolls, 4.00%, 6/1/40	50,000	50,629
Series B-1, 4.00%, 6/1/46	10,000	9,783
Series B-1, 3.00%, 6/1/49	600,000	458,335
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	40,000	43,539
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	213,361
Series B, AMT, 4.00%, 7/1/51	250,000	234,198
Series A, 5.00%, 7/1/51	500,000	542,700
Series B, AMT, 5.00%, 7/1/51	500,000	518,914
Series A, 5.00%, 7/1/56	1,300,000	1,401,028
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/37	515,000	549,017
Series A, AMT, 5.00%, 5/1/39	50,000	52,873
AMT, 5.00%, 5/1/43	320,000	330,816
Series A, AMT, 5.00%, 5/1/44	810,000	844,429
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,274,250
Series D, AMT, 5.00%, 5/1/48	75,000	76,962
Series E, 5.00%, 5/1/48	25,000	26,335
Series D, AMT, 5.25%, 5/1/48	870,000	901,628
Series A, AMT, 4.00%, 5/1/49	1,000,000	946,933
Series A, AMT, 5.00%, 5/1/49	400,000	413,019
Series E, AMT, 5.00%, 5/1/50	370,000	381,557
Series F, 5.00%, 5/1/50	900,000	960,242

San Francisco Municipal Transportation Agency, Transit Revenue,
Series C, 4.00%, 3/1/51	40,000	39,677
Series C, 5.00%, 3/1/51	500,000	531,190
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/1/33	470,000	507,244
State of California Department of Water Resources, Water Revenue,
Series BB, 5.00%, 12/1/34	25,000	29,240
Series BB, 5.00%, 12/1/35	45,000	52,398

(Cost $22,383,374)		20,359,120

Colorado - 3.3%
Arkansas River Power Authority, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/43	215,000	219,160
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	343,131
Series A, AMT, 5.00%, 12/1/37	20,000	20,994
Series A, AMT, 5.00%, 12/1/38	320,000	334,633
Series A, AMT, 4.00%, 12/1/43	650,000	629,574
Series A, AMT, 5.00%, 12/1/43	325,000	336,249
Series A, AMT, 5.00%, 12/1/48	700,000	720,026
Sub-Series B, 5.00%, 12/1/48	40,000	42,161
Series D, 5.00%, 11/15/53	600,000	628,613
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax, Series A, 4.00%, 8/1/51	700,000	680,860
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue, Series B, 4.00%, 11/15/51	100,000	97,795

(Cost $4,308,920)		4,053,196

Connecticut - 0.3%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue,
5.00%, 5/1/34	25,000	28,360
5.00%, 5/1/37	100,000	111,314
5.00%, 5/1/38	100,000	110,669
5.00%, 5/1/40	120,000	131,709

(Cost $414,399)		382,052

Delaware - 0.3%
Delaware River & Bay Authority, Highway Revenue Tolls, 4.00%, 1/1/44
(Cost $324,011)	330,000	326,927

District of Columbia - 4.1%
District of Columbia Water & Sewer Authority, Water Revenue, Series B, 5.00%, 10/1/49	250,000	261,652
District of Columbia, Income Tax Revenue,
Series C, 4.00%, 5/1/45	500,000	498,361
Series C, 5.00%, 5/1/45	170,000	183,998
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/46	850,000	898,234
Series A, AMT, 5.00%, 10/1/48	175,000	179,999
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	986,605
Series B, 5.00%, 10/1/47	500,000	518,426
Series B, 4.00%, 10/1/49	300,000	282,175
Series B, 3.00%, 10/1/50	600,000	459,491
Series B, 4.00%, 10/1/53	900,000	830,235

(Cost $5,685,628)		5,099,176

Florida - 9.5%
Broward County FL Water & Sewer Utility Revenue, Water Revenue, Series A, 4.00%, 10/1/47	240,000	236,381
Central Florida Expressway Authority, Highway Revenue Tolls, Series D, 5.00%, 7/1/35	40,000	45,610
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/44	380,000	405,040
Series A, 5.00%, 10/1/47	215,000	227,668
City of Tampa Fl Water & Wastewater System Revenue, Water Revenue, Series A, 5.25%, 10/1/57	300,000	330,997
City of Tampa FL Water & Wastewater System Revenue, Water Revenue, Series A, 5.00%, 10/1/54	1,000,000	1,068,318
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	96,235
Series A, AMT, 4.00%, 10/1/49	150,000	140,868
County of Broward Fl Port Facilities Revenue, Private Airport & Marina Revenue, Series B, 4.00%, 9/1/49	55,000	51,627
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 9/1/44	500,000	492,344
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	400,000	378,643
Series A, AMT, 5.00%, 10/1/44	1,000,000	1,037,513
Series A, AMT, 5.00%, 10/1/49	380,000	390,230

County of Miami-Dade FL Transit System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49	500,000	485,887
Series A, 4.00%, 7/1/50	90,000	86,945
County of Miami-Dade Fl Water & Sewer System Revenue, Water Revenue, 4.00%, 10/1/51	100,000	96,250
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series B, 4.00%, 10/1/44	475,000	477,082
4.00%, 10/1/46	255,000	253,155
4.00%, 10/1/48	400,000	392,091
4.00%, 10/1/48	40,000	39,173
Series B, 4.00%, 10/1/49	500,000	488,931
4.00%, 10/1/51	275,000	265,555
County of Miami-Dade Seaport Department, Private Airport & Marina Revenue, Series A, 5.25%, 10/1/52	300,000	318,156
County of Osceola Fl Transportation Revenue, Highway Revenue Tolls, Series A-1, 4.00%, 10/1/54	400,000	360,197
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/44	165,000	171,688
Series A, AMT, 4.00%, 10/1/49	500,000	472,496
Series A, AMT, 4.00%, 10/1/52	300,000	279,190
Sub-Series A, AMT, 5.00%, 10/1/52	605,000	615,662
Series A, AMT, 3.25%, 10/1/54	250,000	192,683
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	195,000	205,200
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/52	500,000	465,317
JEA Water & Sewer System Revenue, Water Revenue, Series A, 5.25%, 10/1/49	500,000	561,191
Putnam County Development Authority, Electric, Power & Light Revenue, 5.00%, 3/15/42	40,000	41,634
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls, Series C, 3.00%, 7/1/46	200,000	164,017
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	400,000	391,174

(Cost $12,759,600)		11,725,148

Georgia - 2.7%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/49	200,000	189,053
Development Authority of Burke County, Electric, Power & Light Revenue,
Series C, 4.125%, 11/1/45	25,000	23,461
Series D, 4.125%, 11/1/45	355,000	333,148
Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/51	765,000	752,522
Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/52	320,000	313,592
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	30,776
Municipal Electric Authority of Georgia, Nuclear Revenue,
Series A, 5.00%, 1/1/62	500,000	513,818
Series A, 4.50%, 7/1/63	400,000	399,620
Series A, 5.50%, 7/1/63	750,000	790,633

(Cost $3,384,720)		3,346,623

Hawaii - 0.8%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	412,734
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/51	500,000	522,839

(Cost $965,514)		935,573

Illinois - 6.1%
Chicago O’hare International Airport, Private Airport & Marina Revenue,
Series A, 4.50%, 1/1/48	570,000	573,142
Series A, 5.00%, 1/1/48	200,000	205,551
Series A, AMT, 5.00%, 1/1/55	500,000	514,481
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/43	115,000	112,373
Series B, 5.00%, 1/1/48	1,285,000	1,353,218
Series B, 4.00%, 1/1/53	130,000	127,052
Series A, AMT, 4.375%, 1/1/53	25,000	24,358
Series B, 5.00%, 1/1/53	500,000	523,389
Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue,
Series A, 5.00%, 12/1/52	160,000	164,865
Series A, 5.00%, 12/1/57	1,200,000	1,232,863
City of Chicago Il Wastewater Transmission Revenue, Sewer Revenue, Series A, 5.25%, 1/1/48	85,000	93,229
City of Chicago IL Waterworks Revenue, Water Revenue, Series A, 5.50%, 11/1/62	200,000	220,789
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/41	30,000	33,124
Series A, 4.00%, 1/1/44	700,000	697,106

Series A, 5.00%, 1/1/44	800,000	852,989
Series A, 5.00%, 1/1/45	775,000	836,486

(Cost $7,853,272)		7,565,015

Louisiana - 0.9%
East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	245,000	243,936
Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	115,000	113,719
Louisiana Stadium & Exposition District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48	450,000	487,408
Series A, 5.25%, 7/1/53	210,000	230,566

(Cost $1,112,952)		1,075,629

Maine - 0.0%
Maine Turnpike Authority, Highway Revenue Tolls, 5.00%, 7/1/47
(Cost $44,712)	40,000	42,018

Maryland - 0.5%
Maryland State Transportation Authority, Highway Revenue Tolls, 4.00%, 7/1/50
(Cost $741,116)	650,000	641,955

Massachusetts - 1.6%
Commonwealth of Massachusetts, Hotel Occupancy Tax, 5.50%, 1/1/34	185,000	215,747
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series B-1, 5.00%, 7/1/50	35,000	36,592
Series A-1, 4.00%, 7/1/51	205,000	201,988
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 7/1/44	400,000	416,522
Series E, AMT, 5.00%, 7/1/46	500,000	526,265
Series E, AMT, 5.00%, 7/1/51	505,000	526,030

(Cost $2,104,045)		1,923,144

Michigan - 1.2%
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	600,000	640,148
Series A, 5.00%, 7/1/48	90,000	95,264
State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue,
Series B, 4.00%, 11/15/45	800,000	805,729
(Cost $1,655,795)		1,541,141
Nevada - 1.5%
City of Reno NV, Sales Tax Revenue, Series A, 4.00%, 6/1/58	145,000	133,224
County of Clark NV, Fuel Sales Tax Revenue, 4.00%, 7/1/40	500,000	507,475
County of Washoe NV, Fuel Sales Tax Revenue, 5.00%, 2/1/42	50,000	52,947
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	840,000	887,370
Series B, 4.00%, 7/1/49	290,000	273,163

(Cost $1,891,741)		1,854,179

New Jersey - 1.6%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series G, 4.00%, 1/1/43	550,000	550,124
Series A, 4.00%, 1/1/48	45,000	44,674
Series A, 5.00%, 1/1/48	740,000	784,219
Series B, 5.25%, 1/1/52	405,000	452,627
South Jersey Transportation Authority, Highway Revenue Tolls, Series A, 4.625%, 11/1/47	100,000	101,889

(Cost $1,923,654)		1,933,533

New York - 21.7%
Battery Park City Authority, Miscellaneous Revenue, Series A, 5.00%, 11/1/53	225,000	248,849
Metropolitan Transportation Authority, Transit Revenue,
Series C-1, 4.00%, 11/15/38	180,000	180,780
Series D, 4.00%, 11/15/42	430,000	421,977
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	104,360
Series E, 4.00%, 11/15/45	1,000,000	978,631
Series C-1, 4.75%, 11/15/45	500,000	514,843
Sub-Series A, 5.00%, 11/15/45	75,000	78,067
Series D, 4.00%, 11/15/46	790,000	761,952
Series D-2, 4.00%, 11/15/48	630,000	607,955
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	630,016
Series D-3, 4.00%, 11/15/49	140,000	134,505
Series A-1, 4.00%, 11/15/50	35,000	34,158
Series D-3, 4.00%, 11/15/50	250,000	239,331
Series C-1, 5.00%, 11/15/50	700,000	732,706
Series A-1, 4.00%, 11/15/52	550,000	521,977
Series B, 5.00%, 11/15/52	115,000	119,087
Series C-1, 5.25%, 11/15/55	500,000	529,752
New York City Municipal Water Finance Authority, Water Revenue,
Series FF, 5.00%, 6/15/39	35,000	37,527
Series EE-2, 4.00%, 6/15/40	30,000	30,381
Series AA, 5.00%, 6/15/40	95,000	103,647
Sub-Series EE-2, 5.00%, 6/15/40	535,000	579,830
4.00%, 6/15/42	400,000	403,603
Series AA-2, 4.00%, 6/15/42	100,000	100,964
Series BB2, 4.00%, 6/15/42	40,000	40,386
Series CC-2, 4.00%, 6/15/42	25,000	25,235

Series BB-1, 5.00%, 6/15/44	140,000	154,820
Series BB-1, 4.00%, 6/15/45	255,000	255,184
Series GG-1, 5.00%, 6/15/48	210,000	225,350
Series BB-1, 4.00%, 6/15/49	200,000	195,939
Series CC-1, 4.00%, 6/15/49	200,000	195,631
Series FF-1, 4.00%, 6/15/49	15,000	14,695
Series BB-1, 5.00%, 6/15/49	270,000	288,265
Series DD-1, 5.00%, 6/15/49	400,000	421,364
Series DD-1, 5.25%, 6/15/49	70,000	74,455
Series BB-1, 4.00%, 6/15/50	285,000	279,375
Series GG-1, 4.00%, 6/15/50	305,000	298,981
Sub-Series DD-1, 4.00%, 6/15/50	600,000	588,159
Series AA-1, 5.00%, 6/15/50	140,000	150,238
Series AA-1, 3.00%, 6/15/51	300,000	234,227
Series CC-1, 5.00%, 6/15/51	250,000	269,149
Series CC-1, 5.00%, 6/15/52	400,000	431,838
Series AA-1, 5.25%, 6/15/52	280,000	310,713
Sub-Series AA-1, 5.25%, 6/15/53	200,000	223,578
New York Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 11/15/45	35,000	34,699
Series A, 4.00%, 11/15/47	115,000	113,871
Series A, 4.00%, 11/15/50	75,000	73,872
Series A, 4.00%, 11/15/55	1,050,000	1,014,259
Series A, 3.25%, 11/15/60	1,150,000	892,449
Series A, 4.00%, 11/15/60	675,000	645,576
New York State Environmental Facilities Corp., Water Revenue, Series A, 5.00%, 6/15/51	500,000	544,127
New York Transportation Development Corp., Private Airport & Marina Revenue,
6.00%, 6/30/54	500,000	550,735
5.125%, 6/30/60	2,100,000	2,203,023
5.375%, 6/30/60	1,500,000	1,574,814
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, Series 224, 4.00%, 7/15/51	15,000	14,737
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 5/15/48	360,000	351,153
Series A, 4.00%, 5/15/57	1,000,000	963,473
Series A, 4.25%, 5/15/58	600,000	600,202
Series A, 4.50%, 5/15/63	450,000	454,541
Triborough Bridge & Tunnel Authority, Fuel Sales Tax Revenue, Series D-2, 5.50%, 5/15/52	650,000	733,193
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series C-1A, 4.00%, 5/15/46	600,000	587,841
Series C-3, 3.00%, 5/15/51	600,000	457,295
Series A-1, 5.00%, 5/15/51	2,000,000	2,144,085
Series C-1A, 5.00%, 5/15/51	225,000	242,180

(Cost $28,647,053)		26,968,605

North Carolina - 0.2%
County of Union NC Enterprise System Revenue, Water Revenue, 3.00%, 6/1/51
(Cost $241,524)	300,000	234,084

Ohio - 0.5%
Franklin County Convention Facilities Authority, Industrial Revenue, 5.00%, 12/1/51	100,000	94,417
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls,
Series A, 4.00%, 2/15/46	10,000	9,859
Series A, 5.00%, 2/15/46	275,000	297,636
Ohio Water Development Authority, Intergovernmental, 5.00%, 6/1/46	225,000	248,308

(Cost $719,778)		650,220

Oklahoma - 0.3%
Oklahoma Turnpike Authority Highway Revenue Tolls, 5.50%, 1/1/53
(Cost $331,909)	300,000	334,419

Oregon - 0.8%
Port of Portland Or Airport Revenue, Private Airport & Marina Revenue, Series 28, AMT, 5.00%, 7/1/52	100,000	104,777
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 25B, AMT, 5.00%, 7/1/44	315,000	327,248
Series 28, AMT, 4.00%, 7/1/47	500,000	478,740
State of Oregon Department of Transportation, Fuel Sales Tax Revenue, Series A, 4.00%, 11/15/42	60,000	60,971

(Cost $986,678)		971,736

Pennsylvania - 6.2%
Allegheny County Airport Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/46	700,000	676,224
Series A, AMT, 5.00%, 1/1/51	500,000	516,315
Series A, AMT, 4.00%, 1/1/56	500,000	448,184
Chester County Industrial Development Authority, Recreational Revenue, 4.00%, 12/1/51	245,000	237,197
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 10/1/43	25,000	26,442
Series A, 5.00%, 11/1/45	515,000	554,956
Series A, 5.00%, 10/1/48	35,000	36,801
Series A, 5.00%, 11/1/50	500,000	534,013
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series B, 5.00%, 12/1/43	115,000	120,692
Series A, 5.25%, 12/1/44	565,000	603,977
Series A, 5.00%, 12/1/48	480,000	504,321

Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series A, 5.00%, 12/1/44	230,000	246,667
Series A, 4.00%, 12/1/46	20,000	19,742
Series B, 4.00%, 12/1/46	390,000	384,963
Series C, 5.00%, 12/1/46	45,000	49,039
Series A, 5.00%, 12/1/47	55,000	59,200
Sub-Series A, 4.00%, 12/1/49	285,000	282,390
Series A, 5.00%, 12/1/49	15,000	15,835
Series A, 4.00%, 12/1/50	255,000	245,498
Series B, 5.00%, 12/1/50	1,705,000	1,824,137
Series A, 4.00%, 12/1/51	65,000	63,451
Series B, 4.00%, 12/1/51	300,000	287,595
Series B, 5.00%, 12/1/51	15,000	16,095

(Cost $8,415,559)		7,753,734

South Carolina - 1.0%
South Carolina Ports Authority, Private Airport & Marina Revenue, Series B, 4.00%, 7/1/49	200,000	191,123
South Carolina Public Service Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 12/1/42	475,000	464,454
Series A, 4.00%, 12/1/52	600,000	555,721

(Cost $1,260,116)		1,211,298

Tennessee - 1.8%
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 5/15/46	245,000	266,893
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/49	125,000	129,522
Series B, AMT, 4.00%, 7/1/54	550,000	500,069
Series A, 5.00%, 7/1/54	805,000	844,737
Series B, AMT, 5.00%, 7/1/54	500,000	516,241

(Cost $2,488,009)		2,257,462

Texas - 6.8%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	105,169
Series B, 5.00%, 1/1/46	300,000	317,017
Series B, 4.00%, 1/1/51	50,000	47,627
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 11/15/44	125,000	134,345
Series B, 5.00%, 11/15/49	125,000	132,181
City of Austin TX Water & Wastewater System Revenue, Water Revenue, Series C, 5.00%, 11/15/50	305,000	325,093
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue, Series C, 4.00%, 10/1/49	110,000	108,521
City of Georgetown TX Utility System Revenue, Multiple Utility Revenue, 4.25%, 8/15/47	500,000	498,091
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 4.00%, 7/1/46	575,000	548,801
City of Houston TX Combined Utility System, Water Revenue,
Series C, 4.00%, 11/15/43	165,000	163,768
Series D, 5.00%, 11/15/43	30,000	31,765
Series C, 3.00%, 11/15/47	145,000	115,456
Series C, 4.00%, 11/15/49	55,000	53,993
City of Lubbock TX Electric Light & Power System Revenue, Electric, Power & Light Revenue, 4.00%, 4/15/51	400,000	385,725
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 2/1/46	260,000	278,870
Dallas Fort Worth International Airport, Private Airport & Marina Revenue, 4.00%, 11/1/35	85,000	89,104
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	540,145
4.00%, 8/15/50	670,000	643,830
Harris County-Houston Sports Authority, Hotel Occupancy Tax, Series A, 3.125%, 11/15/56	110,000	82,997
Lower Colorado River Authority, Intergovernmental, 5.00%, 5/15/47	250,000	268,770
North Fort Bend Water Authority, Water Revenue, Series A, 4.00%, 12/15/58	200,000	185,982
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/38	65,000	70,549
Series A, 5.00%, 1/1/48	500,000	520,472
4.25%, 1/1/49	30,000	29,712
Series B, 3.00%, 1/1/51	250,000	189,714
Port Authority of Houston of Harris County Texas, Private Airport & Marina Revenue, 5.00%, 10/1/53	650,000	707,465
San Antonio Water System, Water Revenue,
Series A, 5.00%, 5/15/46	25,000	26,954
Series A, 4.00%, 5/15/51	335,000	326,104
Texas Water Development Board, Water Revenue,
4.00%, 10/15/45	320,000	322,154
4.00%, 4/15/51	525,000	512,065
Series A, 5.00%, 10/15/58	600,000	653,227

West Harris County Regional Water Authority, Water Revenue, 3.00%, 12/15/58	85,000	60,387

(Cost $9,298,715)		8,476,053

Utah - 2.0%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	412,735
Series A, AMT, 5.00%, 7/1/48	750,000	768,848
Series A, AMT, 5.25%, 7/1/48	225,000	233,119
Intermountain Power Agency, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/42	1,000,000	1,106,350

(Cost $2,553,307)		2,521,052

Virginia - 1.2%
Hampton Roads Transportation Accountability Commission, Appropriations,
Series A, 4.00%, 7/1/45	275,000	276,412
Series A, 5.00%, 7/1/50	40,000	42,641
Series A, 4.00%, 7/1/55	700,000	676,311
Series A, 5.00%, 7/1/60	500,000	527,818

(Cost $1,748,274)		1,523,182

Washington - 2.1%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 4.00%, 11/1/40	20,000	20,512
Series S-1, 4.00%, 11/1/46	700,000	698,937
County of King WA Sewer Revenue, Sewer Revenue, Series A, 4.00%, 1/1/52	500,000	487,929
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/38	300,000	327,036
Port of Seattle WA, Private Airport & Marina Revenue,
AMT, 5.00%, 4/1/44	500,000	520,369
Series B, AMT, 5.00%, 8/1/47	500,000	529,575

(Cost $2,754,332)		2,584,358

West Virginia - 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls, 5.00%, 6/1/47
(Cost $308,963)	250,000	270,778

Wisconsin - 0.2%
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44
(Cost $264,641)	245,000	254,086

TOTAL MUNICIPAL BONDS (Cost $131,179,078)		122,337,824

TOTAL INVESTMENTS - 98.6% (Cost $131,179,078)		$122,337,824
Other assets and liabilities, net - 1.4%		1,749,521

NET ASSETS - 100.0%		$124,087,345

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	$—	$122,337,824	$—	$122,337,824

TOTAL	$—	$122,337,824	$—	$122,337,824

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

RVNU-PH3

R-089711-1 (5/24) DBX005195 (5/24)